Cover	Jun. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2024
Entity File Number	001-39258
Entity Registrant Name	BTC DIGITAL LTD.
Entity Central Index Key	0001796514
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1306, 13th Floor, Xuesong Dasha Building B
Entity Address, Address Line Two	No. 52 Tairan 6th Road, Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
City Area Code	+86
Local Phone Number	755-8255-5262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	BTCT
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	BTCTW
Security Exchange Name	NASDAQ